Cover Page	May 18, 2023
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 18, 2023
Entity Registrant Name	EQUITY RESIDENTIAL
Entity Central Index Key	0000906107
Entity File Number	1-12252
Amendment Flag	false
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	13-3675988
Entity Address, Address Line One	Two North Riverside Plaza
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	474-1300
Title of 12(b) Security	Common Shares of Beneficial Interest, $0.01 Par Value
Trading Symbol	EQR
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
No Trading Symbol Flag	true
ERP Operating Limited Partnership [Member]
Entity Information [Line Items]
Entity Registrant Name	ERP OPERATING LIMITED PARTNERSHIP
Entity Central Index Key	0001364169
Entity File Number	0-24920
Amendment Flag	false
Entity Incorporation, State or Country Code	IL
Entity Tax Identification Number	36-3894853
Entity Emerging Growth Company	false
ERP Operating Limited Partnership [Member] | 7.57% Notes due August 15, 2026 [Member]
Entity Information [Line Items]
Title of 12(b) Security	7.57% Notes due August 15, 2026
Security Exchange Name	NYSE